Commitments and Contingencies (Details) - Mountain Lake Acquisition Corp. - USD ($)			3 Months Ended	7 Months Ended	12 Months Ended
	Oct. 01, 2025	Dec. 16, 2024	Mar. 31, 2026	Dec. 31, 2024	Dec. 31, 2025
Commitments and Contingencies [Line Items]
Payment for underwriter			$ 4,600,000		$ 4,600,000
Deferred underwriting commission			1,000,000	$ 8,050,000	1,000,000
Reversal of deferred underwriting fee payable			$ 1,000,000	$ 8,050,000	$ 1,000,000
Pubco Class A Stock (in Shares)			1		1
AVAX tokens			1,960,040		1,960,040
Company units (in Shares)			5,805,638		5,805,638
Astral Horizon LP [Member]
Commitments and Contingencies [Line Items]
Number of shares issued for subscription	2,000,000
Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Option from underwriters days			45 days		45 days
Cash underwriting discount price per share (in Dollars per share)			$ 0.2		$ 0.2
Payment for underwriter			$ 4,600,000		$ 4,600,000
Deferred underwriting fee discount price per share (in Dollars per share)			$ 0.35		$ 0.35
Deferred underwriting fee			$ 8,050,000		$ 8,050,000
Deferred underwriting commission	$ 1,000,000
Reversal of deferred underwriting fee payable			7,050,000		7,050,000
Token Sale Agreement [Member]
Commitments and Contingencies [Line Items]
Token sale amount			200,000,000		200,000,000
Common Class A [Member]
Commitments and Contingencies [Line Items]
Company Class A units			$ 274,000,000		$ 274,000,000
Initial Public Offering [Member] | Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Number of additional unit purchased (in Shares)			3,150,000		3,150,000
Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Contractual price		$ 10
Over-Allotment Option [Member] | Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Number of additional unit purchased (in Shares)		2,000,000
Contractual price		$ 10
Private Placement [Member]
Commitments and Contingencies [Line Items]
Contractual price			$ 10		$ 10